Accrued payroll and other liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and other liabilities	Accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2022	2021
Current:
Accrued payroll	$100,192	$75,439
Accrued expenses	7,889	7,789
Other liabilities	7,246	6,695
	$115,327	$89,923
Non-current:
Phantom RSU award liability	$11,236	$4,761
Deferred revenues - Initial franchise fee	5,070	4,536
Deferred income	5,986	5,848
Security deposits	6,198	5,460
Other liabilities	291	1,295
	$28,781	$21,900